Non-controlling interests and redeemable non-controlling interests - Narrative (Details)	Dec. 31, 2024 USD ($)
Equity Method Investee | Liberty Development Energy Solutions | Senior Secured Utility Bonds
Noncontrolling Interest [Line Items]
Line of credit facility, maximum borrowing capacity	$ 306,500,000